Current and long-term debt - Lease financing (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) tanker
Unsecured Senior Notes Due 2025
Repayment of debt obligation
Repayments of current borrowings	$ 70,600
STI guard and STI Gallantry | 2021 Ocean Yield Lease Financing | LR2 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | tanker	2
Repayment of debt obligation
Repayments of current borrowings	$ 46,800